Certhys

1-34927

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010398

Received SEC
JUN 29 2017
Washington, DC 20549

June 29, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.250% Series A Preferred Shares representing beneficial interests in Compass Diversified Holdings of COMPASS DIVERSIFIED HOLDINGS, under the Exchange Act of 1934.

Sincerely,

Silvio Conte